Income and Expenses	6 Months Ended
Jun. 30, 2024
Analysis of income and expense [abstract]
INCOME AND EXPENSES
7.
INCOME AND EXPENSES

(A)
Grant income

Grant income reflects reimbursement of research and development expenses and income from certain research projects managed by Icelandic governmental institutions. Certain expenses qualify for incentives from the Icelandic government in the form of tax credits or cash reimbursements. Icelandic government grant income for the three and six months ended June 30, 2024, were CHF 0.2 million and CHF 0.5 million, respectively, compared to CHF 0.3 million and CHF 0.5 million, respectively, for the same periods in 2023.

(B)
Operating expenses

The tables below show the breakdown of the Operating expenses by category:

in CHF thousands	For the three months ended June 30,
	Research and development expenses		General and administrative expenses		Total operating expenses
	2024	2023	2024	2023	2024	2023
Personnel expense	3,306	1,898	2,971	1,913	6,277	3,811
Payroll	1,226	1,321	1,752	1,269	2,978	2,590
Share-based compensation	2,080	577	1,219	644	3,299	1,221
Operating expenses	13,159	4,300	3,294	2,884	16,453	7,184
External service providers	12,987	4,140	2,242	2,360	15,229	6,500
Other operating expenses	108	102	1,027	505	1,135	607
Depreciation of property and equipment	26	28	4	4	30	32
Depreciation of right-of-use assets	38	30	21	15	59	45
Total	16,465	6,198	6,265	4,797	22,730	10,995

in CHF thousands	For the six months ended June 30,
	Research and development expenses		General and administrative expenses		Total operating expenses
	2024	2023	2024	2023	2024	2023
Personnel expense	5,042	3,021	5,207	3,106	10,249	6,127
Payroll	2,511	2,397	3,298	2,365	5,809	4,762
Share-based compensation expense	2,531	624	1,909	741	4,440	1,365
Operating expenses	22,279	9,325	5,752	5,734	28,031	49,922
External service providers	21,958	9,043	4,058	3,871	26,016	12,914
Other operating expenses	202	168	1,651	1,837	1,853	2,005
Depreciation of property and equipment	51	56	8	11	59	67
Depreciation of right-of-use assets	68	58	35	15	103	73
Merger and listing expense(1)	-	-	-	-	-	34,863
Total	27,321	12,346	10,959	8,840	38,280	56,049

(1) Merger and listing expense is presented separately from “research and development” and “general and administrative” expenses on the unaudited condensed consolidated statements of loss. The item relates to the BCA and is non-recurring in nature, representing a share-based payment made in exchange for a listing service.

The increase in external service providers for research and development expenses is related to clinical trial related expenses as a result of the Company's active clinical trials during the respective periods, mainly the ongoing Phase 3 Stage 2 DIAMOND-1 and DIAMOND-2 clinical trials of OCS-01 in diabetic macular edema (DME), the Phase 3 Stage 2 OPTIMIZE-2 clinical trial of OCS-01 in inflammation and pain following ocular surgery, and the Phase 2b RELIEF clinical trial of OCS-02 (Licaminlimab) in dry eye disease (DED). The increase in share-based compensation expense for research and development expenses is related to certain options that were modified to accelerate vesting upon the death of an employee, resulting in the acceleration of expense recognition. Total expense attributable to the modification was CHF 1.0 million recognized during the three months ended June 30, 2024. Refer to Note 9 - Share-Based Compensation.

(C)
Finance result

The table below shows the breakdown of the finance result by category:

in CHF thousands	For the three months ended June 30,		For the six months ended June 30,
	2024	2023	2024	2023
Finance income	660	216	1,241	253
Finance expense	(87)	(17)	(128)	(1,297)
Fair value adjustment on warrant liabilities	1,370	(2,625)	(1,699)	(2,203)
Foreign currency exchange gain (loss)	(267)	408	1,527	161
Finance result	1,676	(2,018)	941	(3,086)

Finance expense in 2023 represented mainly interest related to the preferred dividend owed to the holders of Legacy Oculis preferred Series B and C shares incurred prior to the Business Combination. Preferred Series B and C shares qualified as liabilities under IAS 32 - Financial instruments: Presentation and the related accrued dividends as interest expense. The preferred Series B and C shares were fully converted to ordinary shares at the closing of the Business Combination on March 2, 2023 (refer to Note 4).

Finance income in all periods presented consists primarily of interest income earned from the Company's short-term financial assets.

Refer to Note 11 for further discussions of the fair value adjustment on warrant liabilities.

For the three and six months ended June 30, 2024 and 2023, the foreign currency exchange gain (loss) is primarily related to fluctuations of U.S. dollar against Swiss Franc. In 2024 the U.S. dollar strengthened against the Swiss Franc leading to foreign exchange gains on short term financial assets and cash balances. In 2023 the favorable currency exchange was primarily due to the fluctuations in the U.S. dollar and Euro exchange rates against the Swiss Franc on payable balances denominated in U.S. dollar and Euro, which was partly offset by negative currency exchange in cash and fixed term deposits and the revaluation of the U.S. dollar denominated Series C long-term financial debt, prior to the Business Combination in March 2023.